Income Taxes	12 Months Ended
Sep. 30, 2017
Income Tax Disclosure [Abstract]
Income Taxes
INCOME TAXES
The table below provides a summary of the Company's tax assets and liabilities, including deferred tax assets and deferred tax liabilities by major source. Deferred tax balances represent temporary differences between the tax basis and the financial statement carrying amounts of assets and liabilities.

	September 30, 2017	September 30, 2016
	(In thousands)
Deferred tax assets
Loan loss reserves	$50,411	$45,531
REO reserves	1,693	4,018
Valuation adjustment on available-for-sale securities and cash flow hedges	—	6,482
Non-accrual loan interest	2,262	2,812
FDIC assisted transactions	12,236	9,598
Federal and state tax credits	3,939	1,791
Deferred compensation	3,037	2,359
Stock based compensation	2,259	925
Other	1,274	625
Total deferred tax assets	77,111	74,141
Deferred tax liabilities
FHLB stock dividends	24,135	24,135
Valuation adjustment on available-for-sale securities and cash flow hedges	2,914	—
Loan origination fees and costs	13,643	14,826
Premises and equipment	35,950	34,936
Other	2,145	5,320
Total deferred tax liabilities	78,787	79,217
Net deferred tax asset (liability)	(1,676)	(5,076)
Current tax asset (liability)	(3,920)	21,123
Net tax asset (liability)	$(5,596)	$16,047

The table below presents a reconciliation of the statutory federal income tax rate to the Company's effective income tax rate.

Year ended September 30,	2017	2016	2015
Statutory income tax rate	35%	35%	35%
State income tax	1	1	2
Other differences	(4)	(2)	(1)
Effective income tax rate	32%	34%	36%

The following table summarizes the Company's income tax expense (benefit) for the respective periods.

Year ended September 30,	2017	2016	2015
	(In thousands)
Federal:
Current	$87,804	$57,173	$79,841
Deferred	(10,142)	21,961	3,244
	77,662	79,134	83,085
State:
Current	$4,991	$3,600	$6,636
Deferred	31	1,351	(518)
	5,022	4,951	6,118
Total
Current	92,795	60,773	86,477
Deferred	(10,111)	23,312	2,726
	$82,684	$84,085	$89,203

Based on current information the Company does not expect that changes in the amount of unrecognized tax benefits over the next 12 months will have a significant impact on its results of operations or financial position. The Company's liability for uncertain tax positions was $104,000 as of September 30, 2017, and $105,000 as of September 30, 2016. These amounts, if recognized, would affect the Company's effective tax rate. The Company records interest and penalties related to uncertain tax positions in income tax expense.
The Company's federal income tax returns are open for the tax years 2013 forward. The Company has been examined by the Internal Revenue Service through the year ended September 30, 2012.
State income tax returns are generally subject to examination for a period of three to five years after filing of the respective return. The state impact of any federal changes remains subject to examination by various states for a period of up to two years after formal notification to the states. The Company's unrecognized tax benefits are related to state tax returns open from 2013 through 2017.